CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Common Stock Held in Treasury
Balance at beginning of period (value) at Dec. 31, 2012	$ 352,416	$ 0	$ 388	$ 159,081	$ 413,882	$ (6,940)	$ (213,995)
Balance at beginning of period (shares) at Dec. 31, 2012		0	38,796				9,700
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued under share-based compensation plan (shares)			4
Shares issued under share-based compensation plan (value)	0		0
Exercise of stock options (shares)			532
Exercise of stock options (value)	8,422		5	8,417
Income tax benefit from exercise of stock options and warrants (value)	7,218			7,218
Share-based compensation expense (value)	428			428
Net income	20,264				20,264
Currency translation adjustment, net of tax (value)	6,231					6,231
Balance at end of period (value) at Mar. 31, 2013	394,979	0	393	175,144	434,146	(709)	(213,995)
Balance at end of period (shares) at Mar. 31, 2013		0	39,332				9,700
Balance at beginning of period (value) at Dec. 31, 2013	414,359	0	394	176,675	497,728	(7,751)	(252,687)
Balance at beginning of period (shares) at Dec. 31, 2013		0	39,377				10,429
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued under share-based compensation plan (shares)			5
Shares issued under share-based compensation plan (value)	0		0
Share-based compensation expense (value)	550			550
Net income	22,682				22,682
Currency translation adjustment, net of tax (value)	(255)					(255)
Balance at end of period (value) at Mar. 31, 2014	$ 437,336	$ 0	$ 394	$ 177,225	$ 520,410	$ (8,006)	$ (252,687)
Balance at end of period (shares) at Mar. 31, 2014		0	39,382				10,429